Segment reporting - Segments (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) segment	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 6,691	€ 4,943	€ 11,331	€ 9,003
Cost of sales	(4,600)	(3,531)	(7,649)	(6,552)
Gross profit	€ 2,091	€ 1,412	€ 3,682	€ 2,451
Gross profit margin (as a percent)	31.30%	28.60%	32.50%	27.20%
Operating Expenses	€ (5,046)	€ (5,122)	€ (9,801)	€ (9,657)
Other operating expenses	(256)	(284)	(414)	(385)
Other operating income	1,254	112	3,458	1,026
Operating loss	(1,957)	(3,882)	(3,075)	(6,565)
Finance costs	(947)	(596)	(1,995)	(4,427)
Finance income	1,040	1,974	2,439	107
Financial result	93	1,378	444	(4,320)
Loss before income taxes	(1,864)	(2,504)	(2,631)	(10,885)
Income tax income (expense)	65		79	52
Net loss	(1,799)	(2,504)	(2,552)	(10,833)	€ (10,586)	€ (15,481)	€ (13,978)
Systems
Segment reporting
Revenues	3,610	2,674	5,028	4,761
Cost of sales	(2,742)	(1,918)	(3,914)	(3,424)
Gross profit	€ 868	€ 756	€ 1,114	€ 1,337
Gross profit margin (as a percent)	24.00%	28.30%	22.20%	28.10%
Services
Segment reporting
Revenues	€ 3,081	€ 2,269	€ 6,303	€ 4,242
Cost of sales	(1,858)	(1,613)	(3,735)	(3,128)
Gross profit	€ 1,223	€ 656	€ 2,568	€ 1,114
Gross profit margin (as a percent)	39.70%	28.90%	40.70%	26.30%
Operating segments
Segment reporting
Revenues	€ 6,691	€ 4,943	€ 11,331	€ 9,003
Operating segments | Systems
Segment reporting
Revenues	4,174	3,395	5,612	6,374
Operating segments | Services
Segment reporting
Revenues	3,081	2,269	6,303	4,242
Inter-segment
Segment reporting
Revenues	(564)	(721)	(584)	(1,613)
Inter-segment | Systems
Segment reporting
Revenues	€ (564)	€ (721)	€ (584)	€ (1,613)